SCOUT
STOCK FUND


A no-load mutual fund
with primary emphasis
on long-term growth of
both capital and income.

Quarterly Report
September 30, 1996

TO THE SHAREHOLDERS

For the calendar quarter ended September 30, 1996, Scout Stock Fund earned a total return (price change and reinvested distributions) of -0.06% in comparison with the unmanaged Standard & Poor's 500 Index and the Lipper Growth Fund Index which earned 3.09% and 2.82%, respectively for the same period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future per-formance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost. The stock markets suffered a strong correction starting in early July, but had started to recover by the end of the month. In August, the market traded in a narrow range before moving up sharply in September to new highs. The correction and subsequent recovery were not participated in equally by all segments of the market. The large capitalization stocks that have led the market in general were hit less severely than medium and small capitalization stocks and recovered faster.

The correction in the market was caused by continued fears of higher interest rates as economic growth accelerated in the quarter ending on June 30. Earnings growth has also been a concern as it has slowed in comparison with 1995 in this the longest bull market in this century. Price earnings ratios are beginning to rise as earnings slow while dividend yield and price to book are at an all time high.

Top 10 Equity Holdings
                                        Market          Percent
                                        Value           of Total
International Business Machines    $    1,867,500       1.07%
Archer Daniels Midland                  1,859,550       1.07%
Nalco Chemical Co.                      1,812,500       1.04%
Bristol Myers Squibb Co.		1,734,750	1.00%
Snap On Inc.                            1,734,750       1.00%
Brinker International Inc.		1,700,000	0.98%
H J Heinz Co.                           1,687,500       0.97%
Pacific Telesis Group                   1,681,250       0.96%
Dun & Bradstreet Companies Inc.		1,669,500	0.96%
Union Electric Co.                      1,665,000       0.96%
Top 10 Equity Holdings Total:        $ 17,412,300      10.01%

Note: All market values based on 9/30/96 statement of assets.

Fundamental valuations in the equity markets in general are at record levels. Large capitalization stocks are particularly overvalued as they were still favored by the market place in the rebound after the correction in comparison with the value oriented, higher dividend, lower P/E type stocks that comprise much of the Scout Stock Fund.

During the quarter, the economic sector diversification of Scout Stock Fund was changed by reducing the weighting of cyclical stocks in the portfolio and increasing the percentage in consumer staples. The Fund is still well diversified with its top ten holdings representing only 10.01% of its total assets.


PIE CHART


We believe that the defensive posture maintained by the Fund will pay off as the economy slows in the second half of 1996 and more pressure is put on the overvalued segments of the market. The Fund's significant cash reserves will be used to take advantage of any major correction in the market.
We appreciate your continued interest in Scout Stock Fund as part of your overall financial plan.


Sincerely,


/s/David B Anderson
David B. Anderson
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1996

COMMON STOCKS - 71.56%
BASIC MATERIALS - 9.24%
        70,000  Brush Wellman, Inc.                            $     1,347,500
       110,000  Calgon Carbon Corp.                                  1,141,250
         5,000  Carpenter Technology Corp.                             175,000
        20,000  Corning Inc.                                           780,000
        60,000  Cyprus Amax Minerals Co.                             1,290,000
        15,000  Eastman Chemical Co.                                   875,625
        65,000  Engelhard Corp.                                      1,495,000
        10,000  Georgia Pacific Corp.                                  791,250
        25,000  International Paper Co.                              1,062,500
        50,000  Nalco Chemical Co.                                   1,812,500
        20,000  Rohm & Haas Co.                                      1,310,000
        25,000  Union Camp Corp.                                     1,221,875
        35,000  Weyerhaeuser Co.                                     1,614,375
        60,000  Worthington Industries, Inc.                         1,200,000
                                                                    16,116,875
CAPITAL GOODS - 4.04%
        50,000  Browning Ferris Industries                           1,250,000
        33,000  Cooper Industries, Inc.                              1,427,250
        12,000  Deere & Co.                                            504,000
         4,000  Fluor Corp.                                            246,000
        60,000  Giddings & Lewis                                       712,500
        15,000  Grainger (W.W.), Inc.                                1,053,750
        25,000  Hillenbrand Industry, Inc.                             912,500
        30,000  Trinova Corp.                                          945,000
                                                                     7,051,000

CONSUMER CYCLICAL - 13.23%
        50,000  American Greetings Corp.                             1,431,250
        60,000  Bassett Furniture Industries                         1,425,000
        35,000  Block (H&R), Inc.                                    1,041,250
        40,000  Brown Group, Inc.                                      930,000
        40,000  Dillards Dept. Stores, Inc., Cl A                    1,290,000
        40,000  Donnelley (R.R.) & Sons Co.                          1,290,000
        28,000  Dun & Bradstreet                                     1,669,500
        20,000  Gannett Co., Inc.                                    1,407,500
        25,000  General Motors Corp.                                 1,200,000
        25,000  Genuine Parts Co.                                    1,093,750
        10,000  Kimberly-Clark Corp.                                   881,250
        27,195  Limited (The) Inc.                                     520,104
        35,000  Mallinckrodt Group, Inc.                             1,456,875
        40,000  Masco Corp.                                          1,200,000
        20,000  May Department Stores Co.                              972,500
        10,000  Mercantile Stores Co., Inc.                            540,000
        12,000  Penney (J.C.) & Co., Inc.                              649,500
        10,000  Readers Digest Assc. `A'                               408,750
         8,000  Service Corp. International                            242,000
        54,000  Snap-On, Inc.                                        1,734,750
       130,000  Stride Rite Corp.                                    1,170,000
        15,000  TJX Companies, Inc.                                    538,125
                                                                    23,092,104
CONSUMBER STAPLES - 12.27%
        23,700  Abbott Laboratories                                  1,167,225
        60,000  ALZA Corp.                                           1,612,500
        12,000  American Home Products Co.                             765,000
        96,600  Archer-Daniels-Midland Co.                           1,859,550
        35,000  Bard (C.R.), Inc.                                    1,089,275
       115,000  Bob Evans Farms, Inc.                                1,538,125
       100,000  Brinker International                                1,700,000
        18,000  Bristol-Myers Squibb Co.                             1,734,750
        85,000  Community Psychiatric Centers                          796,875
        50,000  Darden Restaurants                                     431,250
         4,000  Eastman Kodak Company                                  314,000
        50,000  Heinz (H.J.) Co.                                     1,687,500
	38,000	International Flavors
                        & Fragrances, Inc.                           1,657,750
        90,000  Lance, Inc.                                          1,552,500
        20,000  Merck & Co., Inc.                                    1,407,500
        50,000  Rubbermaid, Inc.                                     1,225,000
        30,000  Toys "R" Us, Inc.                                      873,750
                                                                    21,412,550
ENERGY - 8.80%
        12,000  Amoco Corp.                                            846,000
        12,000  Atlantic Richfield Co.                               1,530,000
        40,000  Baker Hughes, Inc.                                   1,215,000
        50,000  Dresser Industries, Inc.                             1,487,500
        15,000  Halliburton Co.                                        774,375
        25,000  Kerr-Mcgee Corp.                                     1,521,875
        12,000  Louisiana Land & Exploration Co.                       631,500
        27,000  Mapco, Inc.                                          1,609,875
        75,000  Mitchell Energy & Development                        1,415,625
        25,000  Phillips Petroleum Co.                               1,068,750
        10,000  Schlumberger, Limited                                  845,000
         1,500  Texaco, Inc.                                           138,000
        75,000  USX-Marathon Group                                   1,621,875
        20,000  WMX Technologies Inc.                                  657,500
                                                                    15,362,875
FINANCIAL - 1.40%
        10,000  Aon Corp.                                              542,500
        20,000  First Chicago Nbd Corp.                                905,000
        28,500  Liberty Corp. S.C.                                   1,001,063
                                                                     2,448,563
TECHNOLOGY - 7.01%
        50,000  ADT, Ltd.                                              956,250
         6,300  AMP, Inc.                                              244,125
        50,000  Apple Computer, Inc.                                 1,109,375
        25,000  Digital Equipment Corp.                                893,750
        15,000  IBM, Corp.                                           1,867,500
        25,000  Motorola, Inc.                                       1,290,625
        40,000  Mylan Laboratories                                     685,000
        60,000  Novell, Inc.                                           660,000
        20,000  Perkin-Elmer Corp.                                   1,157,500
        60,000  Sensormatic Electronics                              1,072,500
       110,000  Tandem Computers, Inc.                               1,182,500
        20,000  Telxon Corp.                                           280,000
        15,000  Texas Instruments, Inc.                                826,875
                                                                    12,226,000
TRANSPORATATION & SERVICES - 2.98%
         8,000  CSX Corp.                                              404,000
        30,000  Caliber Systems, Inc.                                  483,750
        50,000  Consolidated Freightways                             1,225,000
         8,000  Norfolk Southern Corp.                                 731,000
         8,000  Roadway Express Inc.                                   119,000
        35,000  Southwest Airlines Co.                                 800,625
        15,000  Union Pacific Corp.                                  1,098,750
        20,000  US West Media Group                                    337,500
                                                                     5,199,625
UTILITIES - 12.59%
        28,000  AT&T                                                 1,463,000
        20,000  Bell Atlantic Corporation                            1,197,500
        20,000  Bell South Corporation                                 740,000
        50,000  Central & South West Corp.                           1,300,000
        70,000  Comsat Corp.                                         1,583,750
        30,000  Dominion Resources Inc. VA                           1,132,500
        60,000  Entergy Corp.                                        1,620,000
        40,000  Florida Progress Corp.                               1,360,000
         8,500  FPL Group Inc.                                         367,625
        75,000  Niagara Mohawk Power Corp.                             600,000
        50,000  Pacific Telesis Group                                1,681,250
        20,000  Panhandle Eastern Corp.                                692,500
        15,000  SBC Communications                                     721,875
        50,000  SCANA Corp.                                          1,312,500
         3,500  Sprint Corp.                                           136,062
        40,000  Texas Utilities Co.                                  1,585,000
        40,000  U.S. West, Inc.                                      1,190,000
        65,000  Unicom Corporation                                   1,633,125
        45,000  Union Electric Co.                                   1,659,375
                                                                    21,976,062
TOTAL COMMON STOCKS - 71.56%                                       124,885,654

CONVERTIBLE REFERRED STOCK - 0.44%
        25,000  Unisys Corp.
                ($3.75 Ser A Cm. Cv. A Pfd.)                           765,625

        Face                                                            Market
        Amount  Description                                             Value

CONVERTIBLE CORPORATE BONDS - 1.60%
$      300,000  Computervision Corp.,
                8.0% Conv. Sub. Deb.,
                due December 1, 2009                                   241,875
     1,000,000  Masco Corp.,
                5.25%, due February 15, 2012                           950,000
       500,000  Telxon Corp.
                7.50% Conv. Sub. Deb.,
                due June 1, 2012                                       482,500
     1,200,000  Wmx Technologies,
                Conv. Sub. Note,
                2.0%, due January 24, 2005                           1,113,000
TOTAL CONVERTIBLE
CORPORATE BONDS - 1.60%                                              2,787,375

SHORT-TERM CORPORATE NOTES - 18.55%
     1,000,000  AIG Funding Corp.,
                5.30%, due October 10, 1996                            998,528
     1,000,000  Air Products & Chemicals, Inc.,
                5.35%, due October 9, 1996                             998,663
     1,500,000  Aluminum Co. of America,
                5.35%, due November 1, 1996                          1,492,867
     1,000,000  Ameritech Cap Funding Corp.,
                5.29%, due October 16, 1996                            997,649
     1,500,000  Amoco Co.,
                5.25%, due November 22, 1996                         1,448,406
       500,000  Anheuser-Busch Cos., Inc.,
                5.25%, due October 15, 1996                            498,906
     1,500,000  Anheuser-Busch Cos., Inc.,
                5.26%, due November 5, 1996                          1,492,110
     1,000,000  BellSouth Telecommunications,
                5.30%, due October 4, 1996                             999,411
     1,500,000  Campbell Soup Co.,
                5.31%, due October 9, 1996                           1,498,009
     1,500,000  Chevron Oil Finance Co.,
                5.32%, due October 22, 1996                          1,495,123
     1,500,000  Coca-Cola Co.,
                5.28%, due October 8, 1996                           1,498,240
     1,500,000  duPont (E. I.) deNemours & Co.,
                5.25%, due October 7, 1996                           1,498,469
     1,500,000  Englehard Corp.
                5.37%, due October 28, 1996                          1,493,735
     1,500,000  Gillette, Co.,
                5.26%, due October 3, 1996                           1,499,343
     1,500,000  Heinz (H. J.) Co.,
                5.26%, due October 10, 1996                          1,497,808
     1,500,000  International Business Machines,
                5.34%, due October 23, 1996                          1,494,882
     1,500,000  Kellogg Co.,
                5.28%, due November 8, 1996                          1,491,420
     1,000,000  Monsanto Co.,
                5.42%, due October 25, 1996                            996,236
     1,500,000  Motorola Inc.,
                5.31%, due October 21, 1996                          1,495,354
     1,000,000  Nalco Chemical Co.,
                5.36%, due October 23, 1996                            996,576
     1,500,000  Phillip Morris Cos., Inc.,
                5.24%, due October 9, 1996                           1,498,035
     1,500,000  Southwestern Bell Telephone,
                5.26%, due October 25, 1996                          1,494,521
     1,500,000  Wal-Mart Stores, Inc.,
                5.25%, due October 29, 1996                          1,493,656

SHORT-TERM CORPORATE NOTES (Continued)
     1,000,000  Disney Walt Co.,
                5.25%, due October 4, 1996                             999,417
     1,000,000  Xerox Corp.,
                5.32%, due October 18, 1996                            997,340
TOTAL SHORT-TERM
CORPORATE NOTES - 18.55%                                            32,364,704

GOVERNMENT SPONSORED ENTERPRISES - 7.40%
     1,500,000  Federal Farm Credit Banks
                Discount Notes, 5.34%,
                due November 6, 1996                                 1,491,767
     2,000,000  Federal Home Loan Bank
                Discount Notes, 5.26%,
                due October 3, 1996                                  1,999,123
     1,500,000  Federal Home Loan Bank
                Discount Notes, 5.34%
                due October 15, 1996                                 1,496,662
     1,000,000  Federal Home Loan Banks
                Discount Notes, 5.26%,
                due October 30, 1996                                   995,617
     2,000,000  Federal Home Loan Banks
                Discount Notes, 5.26%,
                due November 27, 1996                                1,983,051
     2,000,000  Federal National Mortgage Assn.
                Discount Notes, 5.42%,
                due November 11, 1996                                1,987,052
     1,000,000  Federal National Mortgage Assn.
                Discount Notes, 5.34%,
                due December 12, 1996                                  989,172
     1,500,000  Federal National Mortgage Assn.
                Discount Notes, 5.18%,
                due December 16, 1996                                1,483,381
       500,000  Federal National Mortgage Assn.
                Discount Notes, 5.41%,
                due January 17, 1997                                   491,810
TOTAL GOVERNMENT SPONSORED
ENTERPRISES - 7.40%                                                 12,917,635

REPURCHASE AGREEMENT - 0.30%
       525,000  Northern Trust Co.,
                5.58%, due October 1, 1996
                (Collateralized by U.S.
                Treasury Notes, 6.125%,
                due August 31, 1998)                                   525,000

TOTAL INVESTMENTS - 99.85%                                 $       174,245,993

Other assets less liabilities - 0.15%                                  255,511

TOTAL NET ASSETS - 100.00%
	(equivalent to $16.68 per share;
	20,000,000 shares of $1.00 par
	value capital shares authorized;
        10,464,169.069 shares outstanding)                 $       174,501,504


BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on September 30, 1996, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.

This report has been prepared for the information of the Shareholders of Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President

Manager and Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri

JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862